Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities
Litigation — We are not a party to any significant legal proceedings, but are a party to various administrative and regulatory proceedings and commercial disputes that have arisen in the ordinary course of our business. Management currently believes that the ultimate resolution of the foregoing matters, taken as a whole, and after consideration of amounts accrued, insurance coverage or other indemnification arrangements, will not have a material adverse effect on our results of operations, financial position, or cash flow.
In January 2016, we reached a settlement with a large producer in the DJ basin and received a cash payment of $89 million, a dedication of a portion of the producer’s production in the DJ Basin under a life of lease agreement and a 15 year dedication of natural gas liquids from the producer and its affiliates to the Sand Hills pipeline in the Delaware basin of the Permian region. The cash consideration was received in February 2016, and we recorded other income, net of $2 million in legal fees, in the consolidated statement of operations for the year December 31, 2016.
Insurance — Our insurance coverage is carried with third-party insurers and with an affiliate of Phillips 66. Our insurance coverage includes: (1) general liability insurance covering third-party exposures; (2) statutory workers’ compensation insurance; (3) automobile liability insurance for all owned, non-owned and hired vehicles; (4) excess liability insurance above the established primary limits for general liability and automobile liability insurance; (5) property insurance, which covers the replacement value of real and personal property and includes business interruption; and (6) insurance covering our directors and officers for acts related to our business activities. All coverage is subject to certain limits and deductibles, the terms and conditions of which are common for companies with similar types of operations.
Environmental — The operation of pipelines, plants and other facilities for gathering, transporting, processing, treating, fractionating, or storing natural gas, NGLs and other products is subject to stringent and complex laws and regulations pertaining to health, safety and the environment. As an owner or operator of these facilities, we must comply with laws and regulations at the federal, state and, in some cases, local levels that relate to worker safety, air and water quality, solid and hazardous waste management and disposal, and other environmental matters. The cost of planning, designing, constructing and operating pipelines, plants, and other facilities incorporates compliance with environmental laws and regulations, worker safety standards, and safety standards applicable to our various facilities. In addition, there is increasing focus (i) from city, state and federal regulatory officials and through litigation, on hydraulic fracturing and the real or perceived environmental impacts of this technique, which indirectly presents some risk to our available supply of natural gas and the resulting supply of NGLs, (ii) from federal regulatory agencies regarding pipeline system safety which could impose additional regulatory burdens and increase the cost of our operations, and (iii) from state and federal regulatory officials regarding the emission of greenhouse gases which could impose regulatory burdens and increase the cost of our operations. Failure to comply with these various health, safety and environmental laws and regulations may trigger a variety of administrative, civil and potentially criminal enforcement measures, including citizen suits, which can include the assessment of monetary penalties, the imposition of remedial requirements, and the issuance of injunctions or restrictions on operation. Management believes that, based on currently known information, compliance with these existing laws and regulations will not have a material adverse effect on our results of operations, financial position or cash flows.
We make expenditures in connection with environmental matters as part of our normal operations. As of December 31, 2016 and December 31, 2015, environmental liabilities included in our combined balance sheets as other current liabilities were $4 million and $3 million, respectively. As of December 31, 2016 and 2015, environmental liabilities included in our combined balance sheets as other long-term liabilities was $9 million.

Other Commitments and Contingencies — We utilize assets under operating leases in several areas of operation. Consolidated rental expense, including leases with no continuing commitment, totaled $37 million, $34 million, and $31 million for the years ended December 31, 2016, 2015, and 2014, respectively. Rental expense for leases with escalation clauses is recognized on a straight line basis over the initial lease term.
Minimum rental payments under our various operating leases in the year indicated are as follows at December 31, 2016:

(Millions)
2017	$61
2018	37
2019	35
2020	29
2021	21
Thereafter	42
Total minimum rental payments	$225